FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of liquidity risk [line items]
Margin requirement	€ 63,000,000		€ 39,000,000
Revolving credit facilities outstanding availability	461,000,000
Liquidity value	887,000,000
Cash and cash equivalents	290,000,000		439,000,000		€ 378,000,000	€ 184,000,000
Undrawn facilities	597,000,000
Margin call
Disclosure of liquidity risk [line items]
Margin requirement	€ 0		€ 3,000,000
Derivative classified as cash flow hedge
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $		$ 305		$ 330
U.S. Revolving Facility
Disclosure of liquidity risk [line items]
Borrowing base | $		337
French Inventory Based Facility
Disclosure of liquidity risk [line items]
Borrowing base | $		82
German Facility
Disclosure of liquidity risk [line items]
Borrowing base | $		$ 50